Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Income Taxes Payable [Abstract]
Schedule of Components of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the year ended June 30, 2023	For the year ended June 30, 2024	For the year ended June 30, 2025	For the year ended June 30, 2025
	SGD	SGD	SGD	USD
Current income tax	194,390	—	102,588	80,657
Deferred income tax	3,622	(3,622)	–	–
Provision for/(benefit from) income tax	198,012	(3,622)	102,588	80,657

Schedule of Reconciliation between Actual Provision for Income Taxes and Singapore Statutory Rate

A reconciliation between the Company’s actual provision for income taxes and the provision at the Singapore statutory rate was as follows:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Income/(loss) before income tax	1,415,796	(1,417,180)	463,129	364,124
Singapore income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	240,685	(240,920)	78,732	61,901
Reconciling items:
Non-deductible items in Singapore	27,323	8,516	54,698	43,005
Non-taxable income	(2,283)	—	(13,417)	(10,549)
Utilization of previous unrecognized: Capital allowances	(6,223)	—	—
Tax credit*	(17,425)	—	(17,425)	(13,700)
Deferred tax asset not recognized in current year	—	232,404	–	–
Overprovision in prior year	(47,687)	(3,622)	—	—
Deferred tax liability	3,622	—	–
Total provision for/(benefit from) income tax	198,012	(3,622)	102,588	80,657
Effective tax rate	14.0%	(0.3)%	14.0%	14.0%

*	A partial tax exemption is eligible for the first SGD 200,000 of chargeable income. Under this condition, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt.

Schedule of Components of Deferred Tax

Significant components of deferred tax were as follows:

	As of June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Deferred tax assets:
Allowance for credit losses	4,203	3,622	–	–
Total deferred tax assets	4,203	3,622	–	–

Deferred tax liabilities:
Difference in tax depreciation for tax purpose	(7,825)	(3,622)	–	–
Total deferred tax liabilities	(7,825)	(3,622)	–	–
Deferred tax liabilities, net	(3,622)	—	–	–

Schedule of Income Taxes Payable	Taxes payable consisted of the following:
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Income taxes payable	1,658,521	1,729,163	1,359,512
Total	1,658,521	1,729,163	1,359,512